OTHER FINANCIAL INFORMATION	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
OTHER FINANCIAL INFORMATION

NOTE 6 – OTHER FINANCIAL INFORMATION

Accrued Expenses

As of September 30, 2024 and December 31, 2023, accrued expenses consist of the following (in thousands):

	September 30, 2024	December 31, 2023

Accrued payroll	$1,211	$1,498
Accrued legal and other	808	798
Lab rebate liabilities and gift cards	35	38

Total accrued liabilities	$2,054	$2,334

NOTE 6 - OTHER FINANCIAL INFORMATION

Accrued Expenses

As of December 31, 2023 and 2022, accrued expenses consist of the following (in thousands):

	2023	2022

Accrued payroll	$1,498	$1,358
Accrued legal and other	798	473
Lab rebate liabilities	38	81

Total accrued expenses	$2,334	$1,912